Other Current Assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets

7.	OTHER CURRENT ASSETS

	December 31, 2022	December 31, 2021
Prepaid assets	$13.1	$10.9
Advances on capital projects (i)	3.1	9.8
Derivative assets (note 17)	—	3.5
	$16.2	$24.2

(i) Advances on capital projects
Capital advances include payments made to contractors and suppliers with respect to the Company's development projects and expansions. The related work to be performed is expected to be completed within one year.